Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Changes in Property, Plant and Equipment and Impairment Losses

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2021	¥1,133,406	¥686,135	¥133,829	¥95,235	¥143,130	¥2,191,735
Additions and other increases	46,393	20,183	7,911	50	87,220	161,758
Acquisitions through business combinations	—	79	35	—	—	114
Transfers	30,176	41,341	8,070	—	(79,587)	—
Disposals and other decreases	(2,837)	(15,389)	(21,253)	(1,266)	(1,932)	(42,677)
Deconsolidation	—	(4)	—	—	—	(4)
Foreign currency translation differences	81,440	39,680	7,303	4,635	9,024	142,082
As of March 31, 2022	¥1,288,578	¥772,024	¥135,895	¥98,654	¥157,856	¥2,453,007
Additions and other increases	46,155	25,628	9,025	349	104,059	185,217
Transfers	21,026	37,743	5,962	—	(64,731)	—
Disposals and other decreases	(22,876)	(16,084)	(11,096)	(201)	(574)	(50,830)
Reclassification to assets held for sale (Note 19)	(14,915)	(10,968)	(4,013)	(5,471)	(965)	(36,331)
Foreign currency translation differences	82,139	43,039	6,093	4,895	11,755	147,922
As of March 31, 2023	¥1,400,108	¥851,382	¥141,867	¥98,227	¥207,400	¥2,698,984

Accumulated depreciation and accumulated impairment losses
As of April 1, 2021	¥(266,705)	¥(374,845)	¥(92,866)	¥(431)	¥(2,971)	¥(737,818)
Depreciation expenses	(62,870)	(54,191)	(15,358)	—	—	(132,419)
Impairment losses	—	(346)	(42)	—	—	(388)
Disposals and other decreases	1,353	13,729	21,154	33	76	36,344
Deconsolidation	—	3	—	—	—	3
Foreign currency translation differences	(15,901)	(15,635)	(4,379)	(13)	(1)	(35,929)
As of March 31, 2022	¥(344,123)	¥(431,287)	¥(91,491)	¥(411)	¥(2,896)	¥(870,207)
Depreciation expenses	(72,900)	(60,428)	(17,052)	—	—	(150,379)
Impairment losses	(560)	(1,410)	(121)	—	(239)	(2,331)
Disposals and other decreases	5,429	14,207	10,393	195	—	30,224
Reclassification to assets held for sale (Note 19)	8,209	9,276	3,499	—	—	20,983
Foreign currency translation differences	(15,585)	(16,976)	(3,435)	(28)	(21)	(36,045)
As of March 31, 2023	¥(419,530)	¥(486,618)	¥(98,207)	¥(243)	¥(3,156)	¥(1,007,755)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2021	¥866,701	¥311,290	¥40,963	¥94,804	¥140,159	¥1,453,917
As of March 31, 2022	944,455	340,737	44,404	98,243	154,960	1,582,800
As of March 31, 2023	980,578	364,763	43,660	97,983	204,245	1,691,229
Takeda recognized the following impairment losses, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Cost of sales	¥(139)	¥(261)	¥(375)
Selling, general and administrative expenses	(149)	(34)	(75)
Research and development expenses	(68)	—	—
Other operating expenses	(80)	(92)	(1,881)
Total	¥(436)	¥(388)	¥(2,331)

Schedule of Reconciliation of Changes in Right-of-use Assets
The changes in acquisition cost of property, plant and equipment for the years ended March 31, 2022 and 2023 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2021	¥462,797	¥15,040	¥472	¥478,309
Additions and other increases	30,110	4,195	13	34,318
Disposals and other decreases	(7,365)	(6,177)	(161)	(13,703)
Foreign currency translation differences	39,575	883	27	40,485
As of March 31, 2022	¥525,118	¥13,940	¥351	¥539,410
Additions and other increases	31,585	6,828	2	38,416
Disposals and other decreases	(21,134)	(4,842)	(40)	(26,016)
Foreign currency translation differences	38,016	892	7	38,915
As of March 31, 2023	¥573,585	¥16,818	¥320	¥590,724
The changes in accumulated depreciation and accumulated impairment losses for the years ended March 31, 2022 and 2023 include the following changes in accumulated depreciation and accumulated impairment loss related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2021	¥(82,993)	¥(8,233)	¥(303)	¥(91,529)
Depreciation expenses	(37,820)	(3,867)	(74)	(41,761)
Disposals and other decreases	6,026	5,590	155	11,770
Foreign currency translation differences	(9,380)	(562)	(11)	(9,953)
As of March 31, 2022	¥(124,166)	¥(7,072)	¥(234)	¥(131,472)
Depreciation expenses	(43,260)	(4,535)	(60)	(47,856)
Impairment losses	(43)	—	—	(43)
Disposals and other decreases	4,039	3,999	39	8,077
Foreign currency translation differences	(8,719)	(429)	(9)	(9,157)
As of March 31, 2023	¥(172,149)	¥(8,037)	¥(264)	¥(180,450)

The carrying amount of property, plant and equipment includes the carrying amount of following ROU assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2021	¥379,804	¥6,807	¥169	¥386,780
As of March 31, 2022	400,952	6,868	118	407,938
As of March 31, 2023	401,437	8,781	56	410,274

Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Expense relating to short-term leases	¥4,802	¥4,458	¥4,521
Expense relating to leases of low-value assets that are not short-term leases expenses	1,250	1,304	1,255
Expense relating to variable lease payments	6,315	4,006	4,794
Total expenses not included in lease liabilities	¥12,367	¥9,768	¥10,570